Guarantees, Commitments, and Contingencies - Non-Cancelable Purchase Obligations Maturity Schedule (Details) $ in Thousands	Dec. 31, 2023 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2024	$ 1,106
2025	512
2026	96
Total	$ 1,714